Other (expenses) income, net	12 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
Other (expenses) income, net

13. Other (expenses) income, net

Other (expenses) income, net consist of the following:

	Year ended March 31,
	2020	2021	2022

Gain (loss) on disposal of property, plant and equipment, net	$29	$22	$(24)
Foreign exchange (loss) gain, net	(505)	567	(352)
(Provision for) reversal of credit losses, net	(297)	(397)	148
Others	348	213	302
Other (expenses) income, net	$(425)	$405	$74